GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
GEOGRAPHICAL INFORMATION
Schedule of geographical information

As at and for the year ended December 31, 2017 ($ thousands)	Canada	U.S.	Total
Oil and natural gas sales, net of royalties	$227,031	$693,662	$920,693
Depletion, depreciation and accretion	89,936	160,838	250,774
Property, plant and equipment	246,604	653,427	900,031
Goodwill	451,121	187,757	638,878
Income tax receivable	—	50,108	50,108

As at and for the year ended December 31, 2016 ($ thousands)	Canada	U.S.	Total
Oil and natural gas sales, net of royalties	$233,391	$489,341	$722,732
Depletion, depreciation and accretion	126,062	202,902	328,964
Property, plant and equipment	304,048	434,382	738,430
Goodwill	451,121	200,542	651,663
Income tax receivable	—	—	—

As at and for the year ended December 31, 2015 ($ thousands)	Canada	U.S.	Total
Oil and natural gas sales, net of royalties	$369,559	$514,833	$884,392
Depletion, depreciation and accretion	198,641	309,538	508,179
Property, plant and equipment	435,604	750,669	1,186,273
Goodwill	451,121	206,710	657,831
Income tax receivable	—	—	—